Provisions - Summary of Other Provisions (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Reconciliation of Changes In Other Provisions
Beginning	[1]	₩ 1,444,418
Transfer between stages:
Ending		927,632		$ 627,686	₩ 1,444,418	[1]
Provisions for credit losses of unused loan commitments
Reconciliation of Changes In Other Provisions
Beginning		379,666
Transfer between stages:
Ending		297,855			379,666
Provisions for credit losses of unused loan commitments | 12-month expected credit losses
Reconciliation of Changes In Other Provisions
Beginning		232,674			179,885
Transfer between stages:
Transfer to 12-month expected credit losses		90,484			60,499
Transfer to lifetime expected credit losses		(19,576)			(17,814)
Impairment		(720)			(476)
Reversal		(88,390)			8,946
Others		2,523			1,634
Ending		216,995			232,674
Provisions for credit losses of unused loan commitments | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning		136,318			151,067
Transfer between stages:
Transfer to 12-month expected credit losses		(84,851)			(58,210)
Transfer to lifetime expected credit losses		20,367			18,142
Impairment		(2,150)			(2,177)
Reversal		9,139			26,988
Others		152			508
Ending		78,975			136,318
Provisions for credit losses of unused loan commitments | Impaired
Reconciliation of Changes In Other Provisions
Beginning		10,674			11,230
Transfer between stages:
Transfer to 12-month expected credit losses		(5,633)			(2,289)
Transfer to lifetime expected credit losses		(791)			(328)
Impairment		2,870			2,653
Reversal		(5,210)			(553)
Others		(25)			(39)
Ending		1,885			10,674
Provisions for credit losses of acceptances and guarantees
Reconciliation of Changes In Other Provisions
Beginning		183,454
Transfer between stages:
Ending		56,097			183,454
Provisions for credit losses of acceptances and guarantees | 12-month expected credit losses
Reconciliation of Changes In Other Provisions
Beginning		30,849			26,906
Transfer between stages:
Transfer to 12-month expected credit losses		87,306			421
Transfer to lifetime expected credit losses		(464)			(356)
Impairment		(52)			(3,994)
Reversal		(90,285)			7,708
Others		12,111			164
Ending		39,465			30,849
Provisions for credit losses of acceptances and guarantees | Non-impaired
Reconciliation of Changes In Other Provisions
Beginning		148,197			118,724
Transfer between stages:
Transfer to 12-month expected credit losses		(87,306)			(421)
Transfer to lifetime expected credit losses		464			457
Impairment		(85)			(113)
Reversal		(58,819)			28,401
Others		36			1,149
Ending		2,487			148,197
Provisions for credit losses of acceptances and guarantees | Impaired
Reconciliation of Changes In Other Provisions
Beginning		4,408			7,899
Transfer between stages:
Transfer to 12-month expected credit losses		0			0
Transfer to lifetime expected credit losses		0			(101)
Impairment		137			4,107
Reversal		9,309			(7,603)
Others		291			106
Ending		14,145			4,408
Provisions for credit losses of financial guarantee contracts
Reconciliation of Changes In Other Provisions
Beginning		6,500			2,955
Transfer between stages:
Increase		15,779			3,545
Others		(14,901)			0
Ending		7,378			6,500
Provisions for restoration costs
Reconciliation of Changes In Other Provisions
Beginning		155,214			159,033
Transfer between stages:
Increase		7,846			6,885
Reversal		(1,422)			(3,681)
Used		(4,632)			(14,534)
Unwinding of discount		5,221			6,177
Effect of changes in discount rate		18,363			1,334
Ending		₩ 180,590			₩ 155,214
Description Of Nature Of Provisions For Restoration Cost		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.		Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.	Provisions for restoration costs are the present value of estimated costs to be incurred for the restoration of the leased properties. The expenditure of the restoration cost will be incurred at the end of each lease contract, and the lease period is used to reasonably estimate the time of expenditure. Also, the average restoration expense based on actual three-year historical data and three-year historical average inflation rate are used to estimate the present value of estimated costs.
Total
Reconciliation of Changes In Other Provisions
Beginning	[2]	₩ 719,584	[3],[4]		₩ 276,002
Transfer between stages:
Increase		862,868			474,991
Decrease		(1,203,320)			(34,144)
Others		6,580			2,735
Ending	[2],[3],[4]	385,712			719,584
Membership rewards program
Reconciliation of Changes In Other Provisions
Beginning	[2]	47	[3],[4]		46
Transfer between stages:
Increase		80			64
Decrease		(54)			(63)
Others		0			0
Ending	[2],[3],[4]	73			47
Dormant accounts
Reconciliation of Changes In Other Provisions
Beginning	[2]	3,359	[3],[4]		2,794
Transfer between stages:
Increase		2,803			4,686
Decrease		(3,009)			(4,121)
Others		0			0
Ending	[2],[3],[4]	3,153			3,359
Litigations
Reconciliation of Changes In Other Provisions
Beginning	[2]	185,667	[3],[4]		113,527
Transfer between stages:
Increase		53,125			78,392
Decrease		(84,490)			(10,358)
Others		1,912			4,106
Ending	[2],[3],[4]	156,214			185,667
Others
Reconciliation of Changes In Other Provisions
Beginning	[2]	530,511	[3],[4]		159,635
Transfer between stages:
Increase		806,860	[5]		391,849
Decrease		(1,115,767)	[5]		(19,602)
Others		4,668	[5]		(1,371)
Ending	[2],[3],[4]	₩ 226,272			₩ 530,511

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.
[2]	Includes other provisions of ￦333,290 million and ￦17,064 million related to the Livelihood finance support program as of December 31, 2023 and 2024, respectively.
[3]	Includes other provisions of ￦55,182 million related to the voluntary compensation for the performance of the Hang Seng China Enterprise Index as of December 31, 2024.
[4]	Includes other provisions of ￦59,823 million and ￦33,776 million related to the completion guarantee management-type land trust business agreement of KB Real Estate Trust Co., Ltd. as of December 31, 2023 and 2024, respectively.
[5]	Includes ￦ 333,290 million of other provisions for the microfinance support program